Consolidated statements of changes in shareholders' equity - USD ($) $ in Thousands	Total	Issued capital [member]	Capital reserve [member]	Other reserves [member]	Accumulated losses [member]	Equity attributable to VTEX's shareholders [member]	Non-controlling interests [member]
Beginning Balance at Dec. 31, 2021	$ 327,189	$ 19	$ 390,466	$ 652	$ (63,955)	$ 327,182	$ 7
Statements [Line Items]
Net loss for the year	(52,419)	0	0	0	(52,418)	(52,418)	(1)
Other comprehensive loss	(525)	0	0	(525)	0	(525)	0
Total comprehensive income (loss) for the year	(52,944)	0	0	(525)	(52,418)	(52,943)	(1)
Exercise of stock options	567	0	567	0	0	567	0
Issue of ordinary shares as consideration for a business combination	3	0	3	0	0	3	0
Share repurchase program	(12,798)	0	(12,798)	0	0	(12,798)	0
Share-based compensation	12,647	0	12,647	0	0	12,647	0
Transactions with non-controlling interests	13	0	0	0	0	0	13
Total transactions with owners of the Company	432	0	419	0	0	419	13
Ending Balance at Dec. 31, 2022	274,677	19	390,885	127	(116,373)	274,658	19
Statements [Line Items]
Net loss for the year	(13,694)	0	0	0	(13,687)	(13,687)	(7)
Other comprehensive loss	(613)	0	0	(613)	0	(613)	0
Total comprehensive income (loss) for the year	(14,307)	0	0	(613)	(13,687)	(14,300)	(7)
Exercise of stock options	1,031	0	1,031	0	0	1,031	0
Share repurchase program	(35,243)	0	(35,243)	0	0	(35,243)	0
Share-based compensation	14,148	0	14,148	0	0	14,148	0
Cancellation of shares	(1)	(1)	0	0	0	(1)	0
Transactions with non-controlling interests	27	0	0	0	0	0	27
Total transactions with owners of the Company	(20,038)	(1)	(20,064)	0	0	(20,065)	27
Ending Balance at Dec. 31, 2023	240,332	18	370,821	(486)	(130,060)	240,293	39
Statements [Line Items]
Net loss for the year	11,995	0	0	0	11,998	11,998	(3)
Other comprehensive loss	(406)	0	0	(406)	0	(406)	0
Total comprehensive income (loss) for the year	11,589	0	0	(406)	11,998	11,592	(3)
Exercise of stock options	3,898	0	3,898	0	0	3,898	0
Share repurchase program	(11,202)	0	(11,202)	0	0	(11,202)	0
Share-based compensation	11,164	0	11,164	0	0	11,164	0
Transactions with non-controlling interests	20	0	0	0	0	0	20
Total transactions with owners of the Company	3,880	0	3,860	0	0	3,860	20
Ending Balance at Dec. 31, 2024	$ 255,801	$ 18	$ 374,681	$ (892)	$ (118,062)	$ 255,745	$ 56